Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.75%
Australia–3.90%
ALS Ltd.	5,339,911	$43,677,083
carsales.com Ltd.	4,114,926	59,682,860
Cochlear Ltd.	386,741	58,011,911
IPH Ltd.	10,383,417	63,740,708
		225,112,562
Austria–0.27%
Fabasoft AG	703,965	15,585,652
Brazil–2.24%
Boa Vista Servicos S.A.	22,220,854	23,105,119
Odontoprev S.A.(a)	33,731,640	64,606,512
TOTVS S.A.	8,153,337	41,553,796
		129,265,427
Canada–0.96%
Descartes Systems Group, Inc. (The)(b)	804,257	55,557,826
Denmark–2.71%
Chemometec A/S	505,316	60,334,010
Chr. Hansen Holding A/S	680,447	44,502,898
SimCorp A/S	692,863	51,620,989
		156,457,897
France–3.74%
Alten S.A.	333,940	45,311,262
Gaztransport Et Technigaz S.A. (Acquired 04/20/2020-07/29/2021; Cost $20,303,674)(c)	267,573	36,897,123
Interparfums S.A.	574,184	28,776,657
Lectra	928,360	32,596,422
Neurones	921,048	32,937,138
Thermador Groupe	175,655	14,797,379
Vetoquinol S.A.	194,300	24,350,447
		215,666,428
Germany–8.52%
Amadeus Fire AG(a)	287,561	32,031,530
Atoss Software AG	247,712	38,906,578
Carl Zeiss Meditec AG, BR	662,207	96,264,406
CTS Eventim AG & Co. KGaA(b)	802,141	43,934,298
Fuchs Petrolub SE, Preference Shares	1,438,777	43,039,689
Knorr-Bremse AG	462,944	27,518,085
Nemetschek SE	579,986	38,531,692
New Work SE(a)	326,237	43,428,878
Sartorius AG, Preference Shares	121,853	54,231,181
STRATEC SE	383,070	35,208,779
Symrise AG	328,974	38,192,305
		491,287,421
Iceland–1.73%
Marel HF(d)	9,993,027	44,992,306
Ossur HF(b)	13,469,863	54,544,200
		99,536,506
Shares		Value
India–1.76%
AIA Engineering Ltd.	1,056,848	$32,117,055
Britannia Industries Ltd.	885,813	43,663,226
Triveni Turbine Ltd.	12,014,057	25,946,174
		101,726,455
Israel–1.74%
Nice Ltd., ADR(b)	469,632	100,510,641
Italy–4.05%
Antares Vision S.p.A.(a)(b)	1,596,895	17,063,315
DiaSorin S.p.A.	390,522	54,437,575
GVS S.p.A.(d)	3,022,167	29,257,864
Interpump Group S.p.A.	682,376	29,244,193
Recordati Industria Chimica e Farmaceutica S.p.A.	1,143,143	50,757,638
Technoprobe S.p.A.(b)	2,978,235	24,047,275
Tinexta S.p.A.	1,153,969	28,807,035
		233,614,895
Japan–20.06%
Ariake Japan Co. Ltd.(a)	1,699,800	67,764,448
As One Corp.	1,246,726	59,309,571
Azbil Corp.	3,026,200	91,027,768
Benefit One, Inc.	3,016,400	48,912,996
Daifuku Co. Ltd.	1,204,200	77,067,974
Disco Corp.	294,000	71,473,165
Fukui Computer Holdings, Inc.(a)	1,438,800	38,016,536
Infomart Corp.	9,319,426	32,904,297
Japan Elevator Service Holdings Co. Ltd.	3,819,200	45,735,425
Meitec Corp.	3,620,458	68,346,809
MISUMI Group, Inc.	1,332,200	33,262,133
MonotaRO Co. Ltd.	2,536,620	45,396,657
NSD Co. Ltd.	2,514,100	47,176,690
OBIC Business Consultants Co. Ltd.	1,356,900	46,232,363
Obic Co. Ltd.	694,000	110,723,550
SCSK Corp.	2,729,200	48,056,873
Seria Co. Ltd.	1,508,600	30,117,032
SHO-BOND Holdings Co. Ltd.	1,030,200	45,552,154
Sysmex Corp.	389,900	27,383,811
TechnoPro Holdings, Inc.	1,903,200	44,333,834
TKC Corp.	1,368,818	36,008,793
USS Co. Ltd.	2,175,848	42,681,672
		1,157,484,551
Jersey–0.72%
JTC PLC(d)	4,566,188	41,543,073
Netherlands–1.10%
IMCD N.V.	395,553	63,325,575
New Zealand–0.50%
Fisher & Paykel Healthcare Corp. Ltd.	2,152,584	28,797,606
Norway–0.46%
Medistim ASA	859,892	26,249,145

See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Korea–0.40%
NICE Information Service Co. Ltd.	1,870,439	$22,766,566
Spain–0.49%
Applus Services S.A.	3,885,078	28,262,711
Sweden–14.49%
AddTech AB, Class B	2,451,563	41,954,665
Alfa Laval AB	1,980,488	59,523,284
Biotage AB	2,431,181	53,446,654
Bravida Holding AB(d)	3,610,682	36,610,450
Cellavision AB	1,087,959	39,350,685
Epiroc AB, Class A	2,628,314	46,755,783
Fortnox AB	10,449,949	59,549,629
Hexpol AB	4,642,085	48,359,063
Karnov Group AB(a)(b)	6,931,365	44,774,290
Lifco AB, Class B	2,529,181	49,243,735
Lime Technologies AB(a)	763,284	21,906,260
Loomis AB	2,795,336	78,632,316
MIPS AB(d)	712,396	38,078,679
Mycronic AB	2,368,800	34,798,282
Sdiptech AB, Class B(a)(b)	2,278,966	63,588,303
SmartCraft ASA(b)	8,464,068	16,210,789
Vitec Software Group AB, Class B	1,176,028	54,067,174
Vitrolife AB	1,501,789	48,944,072
		835,794,113
Switzerland–9.90%
Belimo Holding AG	117,141	48,094,632
Bossard Holding AG, Class A	116,963	26,045,807
dormakaba Holding AG	102,832	48,998,440
Forbo Holding AG	24,038	32,357,839
Interroll Holding AG, Class R	11,274	29,740,802
Kardex Holding AG	264,500	53,002,935
LEM Holding S.A.	25,727	51,133,926
Partners Group Holding AG	119,172	129,796,056
Tecan Group AG, Class R	164,608	58,542,938
VAT Group AG(d)	124,128	36,090,163
VZ Holding AG	702,144	57,489,322
		571,292,860
Taiwan–0.58%
Advantech Co. Ltd.	2,908,000	33,534,435
Shares		Value
United Kingdom–16.17%
Alpha Financial Markets Consulting PLC(a)	5,666,234	$29,665,254
Auction Technology Group PLC(b)	3,497,871	42,445,644
AVEVA Group PLC	1,815,375	52,493,967
Croda International PLC	1,034,783	94,508,143
Diploma PLC	2,005,065	67,341,809
FDM Group Holdings PLC	3,578,468	40,302,515
Halma PLC	2,316,362	65,238,532
Hill & Smith Holdings PLC	2,422,128	38,972,500
Howden Joinery Group PLC	4,848,615	40,156,388
IMI PLC	2,211,940	36,120,780
Intertek Group PLC	755,749	40,374,361
Johnson Service Group PLC(a)(b)	34,376,491	47,518,130
Rathbones Group PLC	937,651	20,722,349
Restore PLC(a)	10,949,102	60,074,582
Rightmove PLC	8,027,824	62,914,281
Rotork PLC	12,033,507	38,210,037
Spirax-Sarco Engineering PLC	570,453	83,295,624
Victrex PLC	1,941,227	45,669,849
Weir Group PLC (The)	1,323,770	27,062,087
		933,086,832
United States–2.26%
Bruker Corp.	1,081,138	74,112,010
ICON PLC(b)	234,183	56,496,649
		130,608,659
Total Common Stocks & Other Equity Interests (Cost $4,550,455,956)		5,697,067,836
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(a)(e)	18,902,449	18,902,449
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(a)(e)	12,007,734	12,007,734
Invesco Treasury Portfolio, Institutional Class, 1.66%(a)(e)	21,602,799	21,602,799
Total Money Market Funds (Cost $52,511,781)		52,512,982
TOTAL INVESTMENTS IN SECURITIES—99.66% (Cost $4,602,967,737)		5,749,580,818
OTHER ASSETS LESS LIABILITIES–0.34%		19,368,597
NET ASSETS–100.00%		$5,768,949,415
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$26,783,461	$300,244,390	$(308,125,402)	$-	$-	$18,902,449	$103,270
Invesco Liquid Assets Portfolio, Institutional Class	16,470,796	214,460,278	(218,919,394)	1,201	(5,147)	12,007,734	34,219
Invesco Treasury Portfolio, Institutional Class	30,609,669	343,136,446	(352,143,316)	-	-	21,602,799	57,802
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	-	28,541,369	-	1,123,885	-	29,665,254	188,497
Amadeus Fire AG	72,508,225	1,276,335	(6,632,436)	(36,012,124)	891,530	32,031,530	772,185
Antares Vision S.p.A.	22,089,362	-	-	(5,026,047)	-	17,063,315	-
Ariake Japan Co. Ltd.	109,549,953	5,291,743	(4,335,454)	(40,284,968)	(2,456,826)	67,764,448	987,538
Bravura Solutions Ltd.*	50,286,904	-	(32,337,087)	7,361,325	(25,311,142)	-	441,380
Fukui Computer Holdings, Inc.	38,155,165	12,271,527	(1,425,147)	(10,285,492)	(699,517)	38,016,536	641,617
IPH Ltd.*	82,084,407	3,980,215	(16,651,783)	(5,310,261)	(361,870)	63,740,708	1,270,050
Johnson Service Group PLC	46,281,211	17,977,909	(4,069,441)	(12,855,354)	183,805	47,518,130	-
Karnov Group AB	49,345,718	9,990,548	(14,801,033)	277,100	(38,043)	44,774,290	-
Lime Technologies AB	5,833,382	21,963,177	-	(5,890,299)	-	21,906,260	171,578
Meitec Corp.*	90,716,025	6,674,547	(23,205,645)	(4,295,330)	(1,542,788)	68,346,809	1,512,687
New Work SE	74,916,904	4,347,066	-	(35,835,092)	-	43,428,878	1,895,117
Odontoprev S.A.	76,227,051	5,268,564	(8,382,120)	(3,051,011)	(5,455,972)	64,606,512	1,642,293
Restore PLC	86,055,343	-	(13,804,481)	(12,891,686)	715,406	60,074,582	667,407
Sdiptech AB, Class B	130,016,552	2,333,720	(10,994,040)	(59,852,472)	2,084,543	63,588,303	-
Total	$1,007,930,128	$977,757,834	$(1,015,826,779)	$(222,826,625)	$(31,996,021)	$715,038,537	$10,385,640

*	At July 31, 2022, this security was was no longer an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Restricted security. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $226,572,535, which represented 3.93% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$225,112,562	$—	$225,112,562
Austria	—	15,585,652	—	15,585,652
Brazil	129,265,427	—	—	129,265,427
Canada	55,557,826	—	—	55,557,826
Denmark	—	156,457,897	—	156,457,897
France	—	215,666,428	—	215,666,428
Germany	—	491,287,421	—	491,287,421
Iceland	—	99,536,506	—	99,536,506
India	—	101,726,455	—	101,726,455
Israel	100,510,641	—	—	100,510,641
Italy	—	233,614,895	—	233,614,895
Japan	—	1,157,484,551	—	1,157,484,551
Jersey	—	41,543,073	—	41,543,073
Netherlands	—	63,325,575	—	63,325,575
New Zealand	—	28,797,606	—	28,797,606
Norway	—	26,249,145	—	26,249,145
South Korea	—	22,766,566	—	22,766,566
Spain	—	28,262,711	—	28,262,711
Sweden	—	835,794,113	—	835,794,113
Switzerland	—	571,292,860	—	571,292,860
Taiwan	—	33,534,435	—	33,534,435
United Kingdom	—	933,086,832	—	933,086,832
United States	130,608,659	—	—	130,608,659
Money Market Funds	52,512,982	—	—	52,512,982
Total Investments	$468,455,535	$5,281,125,283	$—	$5,749,580,818
Invesco International Small-Mid Company Fund